ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Subsidiaries and Variable Interest Entities [Table Text Block]

As of September 30, 2019, the Company’s subsidiaries and variable interest entities included in continuing operations consisted of the following:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	—	Hybrid crop seed development, production and distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (note (i)) (“Xinjiang Origin”)	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Subsidiaries held by State Harvest:

Beijing State Harvest Zhongying Network Technology Limited (“Zhongying Network”)	April 27, 2018	PRC	100%	Selling agricultural seed products, other agricultural inputs, foods, household products, and other consumer products on e-commerce platform

Shandong Aoruixinong Agricultural Technology Limited (Shandong Aoruixinong)	September 27, 2019	PRC	51%	Agricultural seed products distribution through e-commune network

Hubei Aoyu Zhongye Limited (Hubei Aoyu)	October 22, 2018	PRC	51%	Agricultural seed products distribution through e-commune network

Anhui Aoyu Zhongye Limited (Anhui Aoyu)	July 25, 2018	PRC	50%	Agricultural seed products distribution through e-commune network

Xuzhou Aoyu Zhongye Limited (Xuzhou Aoyu)	September 25, 2018	PRC	51%	Agricultural seed products distribution through e-commune network

Shandong Aoyu Zhongye Limited (Shandong Aoyu)	November 13, 2018	PRC	51%	Agricultural seed products distribution through e-commune network

Henan Aoyu Zhongye Limited (note (i)) (“Henan Aoyu”)	July 16, 2018	PRC	51%	Agricultural seed products distribution through e-commune network

Note (i): Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Xinjiang Originbo Seed Company Limited, and Zhengzhou Branch of Beijing Origin Seed Limited are collectively referred to as “Beijing Origin”.

Schedule of Variable Interest Entities [Table Text Block]

The Company has aggregated the financial information of Beijing Origin and its subsidiaries in the table below. The aggregated carrying amount of assets and liabilities of Beijing Origin and its subsidiaries after elimination of intercompany transactions and balances consolidated in the Company’s consolidated balance sheets as of September 30, 2018 and 2019 are as follows:

Risks in relation to the VIE structure

	September 30,
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	1,826	322	46
Due from related party	129,506	33,290	28,193
Accounts receivable	—	784	111
Advances to suppliers	1,188	83	12
Inventories	81,903	23,199	3,280
Other current assets	213	2,140	303
Total current assets	214,636	59,818	31,945
Land use rights, net	16,564	12,913	1,826
Plant and equipment, net	172,760	149,175	21,091
Equity investments	16,347	16,347	2,311
Acquired intangible assets, net	2,024	113	16
Other assets	1,202	6,356	899
Total assets	423,533	244,722	58,088
LIABILITIES
Current liabilities
Short-term borrowings	—	—	—
Current portion of long-term borrowings	78,235	78,611	11,114
Accounts payable	7,952	9,723	1,375
Due to growers	7,984	7,260	1,026
Due to related parties	291,882	33,859	4,787
Advances from customers	5,959	42,679	6,034
Other payables and accrued expenses	37,295	63,157	8,929
Total current liabilities	429,307	235,289	33,265
Long-term borrowings	—	—	—
Other long-term liability	21,278	28,785	4,070
Total liabilities	450,585	264,074	37,335